Series A Preferred Convertible Security (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jun. 03, 2024	Sep. 30, 2023	Aug. 31, 2023	Nov. 09, 2022	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Series a Preferred Covertible Security [Line Items]
Purchased principal amount (in Dollars)	$ 3,888,889		$ 1,004,705	$ 3,333,333.33		$ 238,888.88
Par value						$ 0.01
Discount rate			85.00%
Preferred alternate conversion price percentage			85.00%		85.00%
Purchase of shares (in Shares)	830,957					305,080
Share reserved (in Shares)				20,911,474
Preference shares [member]
Series a Preferred Covertible Security [Line Items]
Par value			$ 0.01		$ 0.01
Alternate conversion price			0.0787
Exercise price			850
Purchase aggregate of preferred shares (in Dollars)		$ 8,235
Ordinary shares [Member]
Series a Preferred Covertible Security [Line Items]
Par value			0.01		0.01	$ 0.01	$ 0.01
Purchase of shares (in Shares)		3,182,250
Exercise price		$ 0.44
Warrant Conversion [Member]
Series a Preferred Covertible Security [Line Items]
Par value			$ 0.4		$ 0.4
Share reserved (in Shares)				1,754,386
Common Share Conversion [Member]
Series a Preferred Covertible Security [Line Items]
Share reserved (in Shares)				19,157,088